Shareholder Report, Average Annual Return (Details) IYFU_MML Fundamental Equity Fund_Service Class I_TSR Annual {Service Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class I - without sales charge
Average Annual Return, Percent	15.90%	12.21%	14.17%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%